TAXES BASED ON INCOME - Increase (Decrease) in Taxes (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 30, 2017	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
TAXES BASED ON INCOME
Computed tax provision at U.S. federal statutory rate		$ 116.5	$ 206.7	$ 167.0
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit		3.9	(3.2)	2.2
Tax Cuts and Jobs Act		(34.7)	172.0
Foreign earnings taxed at different rates		13.0	(40.2)	27.0
Excess tax benefits associated with stock based payments		(7.7)	(16.0)
Valuation allowance		10.7	(1.4)	(11.9)
Corporate-owned life insurance		(3.8)	(6.7)	(4.3)
U.S. federal research and development tax credits		(6.1)	(4.9)	(2.9)
Tax contingencies and audit settlements		(11.9)	(1.9)	(20.7)
Other items, net		5.5	3.3
Provision for income taxes		85.4	307.7	$ 156.4
Net tax charge as a result of the TCJA	$ 172.0		172.0
Discrete tax benefit related to excess tax benefits associated with stock-based payments		$ 7.7	$ 16.0